Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
(Loss)/profit before income tax	¥ 15,025		¥ 3,206	¥ (96,639)
Tax (benefit)/expense at EIT tax rate of 25%	3,756		802	(24,159)
Effect of different tax rates applicable to different subsidiaries of the Group	(3,394)		6,381	6,628
Changes in valuation allowance	(24,412)		(9,343)	20,211
Investment income not subject to tax	(171)		(17)	(93)
Expenses not deductible for tax purposes	29,067		2,679	2,448
Research and development tax credit	(4,789)		(3,261)	(4,629)
Effect on deferred tax assets due to change in tax rates	0		3,037
Income tax expense	¥ 57	$ 8	¥ 278	¥ 406